Note 5 - Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2017	2016
Components, spare parts	3,909	4,683
Work-in-progress	729	809
Finished goods – own manufactured products	1,167	2,214
Finished goods – distribution products	1,656	1,128
Total gross inventories	7,461	8,834
Less: allowance for slow-moving inventory and net realizable value	(722)	(804)
Total	6,739	8,030